Federated Hermes Government Obligations Fund Average Annual Total Returns - Select Shares [Member] - SEL	12 Months Ended	60 Months Ended	119 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.21%	3.18%	1.86%
Performance Inception Date			Feb. 01, 2016